Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of components of income tax expense
For the years ended December 31,	2021	2020	2019
Current tax expense	$85,219	$77,138	$71,202
Deferred tax recovery	(6,842)	(81,491)	(56,080)
Tax expense (recovery)	$78,377	$(4,353)	$15,122

Schedule of reconciliation of statutory income tax rate
For the years ended December 31,	2021	2020	2019
Income before tax	$236,139	$241,225	$202,320
Multiplied by the statutory income tax rates	26.46%	26.46%	26.56%
	62,482	63,828	53,736
Income tax recorded at rates different from the Canadian tax rate	(38,060)	(22,875)	(13,017)
Permanent differences	15,444	1,548	(6,760)
Effect on deferred tax balances due to changes in income tax rates	—	(885)	(2,829)
Effect of temporary differences not recognized as deferred tax assets	44,591	(43,941)	(16,681)
Taxes related to prior periods(1)	(4,769)	(1,467)	(311)
Other(1)	(1,311)	(561)	984
Tax expense (recovery)	$78,377	$(4,353)	$15,122
Effective income tax rate	33.19%	$(1.80)%	7.47%

Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes
As at December 31,	2021	2020
Deferred tax assets
Foreign tax credits	$7,164	$6,558
Financing charges	7,930	12,004
Deferred revenue	9,510	11,127
Loss carry forwards	24,777	29,715
Employee benefits	—	12,438
Reserves	1,639	1,222
Other	3,203	2,531
Total deferred tax assets	$54,223	$75,595
As at December 31,	2021	2020
Deferred tax liabilities
Capital assets	$(118,881)	$(149,214)
Intangible assets	(183,914)	(158,957)
Unrealized foreign exchange gains	(421)	(13,405)
Employee benefits	(1,138)	—
Total deferred tax liabilities	$(304,354)	$(321,576)
Deferred tax liabilities, net	$(250,131)	$(245,981)